Consolidated Statements of (Loss) Income and Comprehensive (Loss) Income - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Consolidated Statements of (Loss) Income and Comprehensive (Loss) Income
Royalty revenue (Note 15)	$ 28,922	$ 27,361
Sales (Note 15)	15,810	6,690
Total revenue	44,732	34,051
Cost of sales, excluding depletion	(5,211)	(3,382)
Depletion (Note 6)	(17,490)	(17,460)
Total cost of sales	(22,701)	(20,842)
Gross profit	22,031	13,209
Administrative expenses, excluding share-based compensation (Note 10)	(6,686)	(4,059)
Share-based compensation expense	(2,216)	(1,663)
Royalty interest impairment (Note 6b)	(18,896)	0
(Loss) income from operations	(5,767)	7,487
Other income and expenses
Foreign exchange loss	(297)	(1,024)
Other (expense) income	(138)	333
Finance expense	(2,406)	(2,769)
(Loss) income before income taxes	(8,608)	4,027
Income tax expense (Note 14)	(1,570)	(1,316)
Net (loss) income for the year	$ (10,178)	$ 2,711
(Loss) earnings per share (Note 11)
Basic (loss) earnings per share	$ (0.09)	$ 0.03
Diluted (loss) earnings per share	$ (0.09)	$ 0.03
Weighted average number of common shares outstanding (Note 9a):
Basic	108,363,047	92,784,376
Diluted	108,363,047	97,986,616
Other Comprehensive (Loss) Income
Net (loss) income for the year	$ (10,178)	$ 2,711
Item that may subsequently be reclassified to net income:
Foreign currency translation	(13,542)	16,421
Item that will not be subsequently reclassified to net income:
Changes in fair value on investments (Note 7)	(1,081)	2,691
Comprehensive (loss) income for the year	$ (24,801)	$ 21,823